Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2016
Intangible assets and goodwill
Schedule of gross carrying amount of in process research and development and goodwill

The gross carrying amount of in‑process research and development, acquired developed product rights and goodwill is as follows (in thousands):

	As of December 31, 2016
	Beginning of Period	Additions	Impairment	End of Period
IPR&D	$36,551	$—	$(15,828)	$20,723
Acquired product rights	—	40,177	—	40,177
Goodwill	7,256	—	—	7,256
Total	$43,807	$40,177	$(15,828)	$68,156

	As of December 31, 2015
	Beginning of Period	Additions	Impairment	End of Period
IPR&D	$5,228	$31,323	$—	$36,551
Acquired product rights	—	—	—	—
Goodwill	2,200	5,056	—	7,256
Total	$7,428	$36,379	$—	$43,807